Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 360,541	$ 283,467	$ (1,413,558)	$ 1,217,784